Income Taxes (Tables)	12 Months Ended
Jan. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

The items causing this difference for the periods ended January 31, 2018 and 2016 are as follows.

	2018	2017
Tax benefit at U.S. statutory rate	$181,661	$303,734
less: amortization of beneficial conversion feature	(111,648)	(155,660)
less: valuation allowance	(70,013)	(148,074)
Tax benefit, net	$—	$—